CONVERTIBLE NOTES PAYABLE (Details Narrative) - 15% Convertible Note [Member] - USD ($)	Jun. 10, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt interest rate	15.00%
Convertible notes outstanding balance		$ 25,000	$ 25,000	$ 25,000